Legal matters	12 Months Ended
Mar. 31, 2024
Legal Matters [Abstract]
Legal matters
48.
Legal matters
(a)
Dispute with Southern Power Distribution Company of Andhra Pradesh Limited

Certain subsidiary companies (AP entities) have entered into long-term PPAs having a cumulative capacity of 777 MWs (wind and solar energy projects) with Southern Power Distribution Company of Andhra Pradesh Limited i.e. the distribution company of Andhra Pradesh (APDISCOM). These PPAs have a fixed rate per unit of electricity for the 25-year term. With regard to aforementioned PPAs, certain litigations as described below are currently underway:

1. In terms of the Generation Based Incentive (GBI) scheme of the Ministry of Renewable Energy (MNRE), the AP entities accrue income based on units of power supplied under the aforementioned PPAs. Andhra Pradesh Electricity Regulatory Commission (APERC) vide its order in July 2018 allowed APDISCOMS to interpret the Andhra Pradesh Electricity Regulatory Commission (Terms and Conditions for Tariff Determination for Wind Power Projects) Regulations, 2015 (Regulations) in a manner to treat GBI as a pass through in the tariff.

The AP entities filed writ petition before the Andhra Pradesh High Court (AP High Court) challenging the vires of the regulation and the order by APERC and were granted an interim stay order in August 2018 thereby directing APDISCOM not to deduct GBI from future billings from date of the order. As at March 31, 2024, the cumulative amount recoverable from the APDISCOM included in trade receivables amounts to INR 4,598 (March 31, 2023: INR 3,975 million).

The management, basis its assessment and the practice followed consistently in other states, believes that the GBI benefit is over and above the applicable tariffs and the APERC does not have jurisdiction to interfere with the intent of GBI scheme. Therefore the outstanding amount is recoverable and continues to be recognised in the consolidated financial statements.

2. The Government of Andhra Pradesh (GoAP) issued an order (GO) dated July 1, 2019 constituting a High-Level Negotiation Committee (HLNC) for review and negotiation of tariff for wind and solar energy projects in the state of Andhra Pradesh. Pursuant to the GO, APDISCOM issued letters dated July 11, 2019 and July 12, 2019 to the AP entities, requesting for revision of tariffs as agreed in the PPAs. The AP entities filed a writ petition on July 23, 2019 before the AP High Court challenging the GO and the said letters issued by APDISCOM for renegotiation of tariffs. The AP High Court issued its order dated September 24, 2019 ruled as follows:

i. Writ petition is allowed, and both GO and the subsequent letters are set aside.

ii. Further, APDISCOM were instructed to honor pending and future bills and pay the same at the interim rate of INR 2.43 per unit till determination of Original Petition (O.P.) No. 17 of 2018 pending before APERC

iii. APERC to dispose-off the case within a time frame of six months.

The AP Entities filed a Writ Appeal before the division bench of the AP High Court challenging the jurisdiction of APERC in entertaining O.P. No. 17 of 2018. Parallelly, the AP Entities filed another Writ Appeal before the division bench of the AP High Court challenging AP High Court’s direction to the APDISCOM to pay tariff at interim rate till determination of OP No. 17 of 2018 by APERC.

Thereafter, by its final order dated March 15, 2022, the AP High Court disposed off common batch matters and allowed the appeals by AP entities and set aside the Order dated September 24, 2019, holding that APERC does not have the jurisdiction to entertain Original Petition (O.P.) No. 17 of 2018 and directing APDISCOM to pay all outstanding amounts to AP entities within a period of 6 weeks.

APDISCOM filed petitions before the Supreme Court seeking special leave to appeal against the AP High Court's order dated March 15, 2022. The Supreme Court by its Order dated December 14, 2022, has issued notice to the respondents in one of the petitions viz. jurisdiction of the APERC to entertain OP 17 of 2019. The APDISCOM petition before Supreme Court is pending for final adjudication. As at March 31, 2024, the cumulative amount recoverable from the APDISCOM in relation to this matter included in trade receivables amounts to INR 3,064 (March 31, 2023: INR 2,305 million).

In view of the favourable order by the AP High Court and basis the internal anaylsis, management believes that it has strong merits in the case and no additional adjustment is required in the consolidated financial statements.

(b)
Dispute with Karnataka Electricity Regulatory Commission

ReNew Wind Energy (Karnataka) Private Limited and ReNew Wind Energy (AP) Private Limited, subsidiaries of the Group, set up projects to supply electricity for captive use by their shareholders. The KERC, through a circular dated September 18, 2018, directed the Karnataka Electricity Supply Companies ('KESCOMs') and Karnataka Power Transmission Corporation Limited to monitor the status of group captive generators/ consumers to ensure that they have acquired the status of group captive generators/ consumers and to verify the compliance of their consumption of electricity with the Electricity Rules, 2005, and to levy cross subsidy surcharge ('CSS') and electricity tax differential on captive users drawing power from captive generating plants in case of any violation. Pursuant to and basis the September 18, 2018 circular, Electricity Supply Companies ('ESCOMs') issued demand letters to the captive users of the Company’s subsidiaries specified above, seeking recovery of cross subsidy surcharge and differential of applicable electricity tax due to failure of compliance with the Electricity Rules, 2005. The Group filed writ petitions challenging the circular and the demand letters and against the ESCOMs (“Karnataka Writs”) and separate petitions before the KERC for quashing the demand letters (“Karnataka Petitions”).

The Karnataka High Court, in its interim orders dated July 18, 2019, and September 18, 2020, ordered the KESCOMs to refrain from taking any precipitative action against captive users. Thereafter, the KERC disposed of the Karnataka petitions based on the principles laid down by the Appellate Tribunal For Electricity ('APTEL') in its judgment dated June 7, 2021, in the case of Tamil Nadu Power Producers Association vs. Tamil Nadu Electricity Regulatory Commission and others. KERC declared that the plant maintained its compliance as a captive generating plant for FY 2017-18, except for FY 2013-14 and FY 2015-16.

On October 9, 2023, the Supreme Court notified its judgment in Civil Appeal Nos. 8527-8529 of 2009 in the matter of M/s Dakshin Gujarat Vij Company Limited, upholding the test of proportionality on a Special Purpose Vehicle (SPV), which was otherwise exempted, and reversing the judgment in the case of Tamil Nadu Power Producers Association vs. Tamil Nadu Electricity Regulatory Commission and others.

In December 2023, the KESCOMs challenged the KERC order before the APTEL, which is pending final adjudication.

The Group has also filed a Writ Petition before Karnataka High Court challenging the levy of CSS, since the levy was intended to be a temporary provision and were supposed to be reduced progressively in subsequent years. The Group believes that since there was no levy of cross-subsidy surcharge since FY 2009-2012, it cannot be re-introduced as per the intent of the Act.

The pleadings are completed and the matter is listed for final arguments. Further, the responsibility of drawing power in proportion to the shareholding was squarely on the consumers and hence as per the PPAs, it cannot be recovered from the Group. Neither a demand has been received till date nor does the Group expect any material demand in future.

Basis internal evaluation, management believes that there are merits in its position and that the demand raised by distribution companies would be utimately rescinded and hence no adjustment has been made in the consolidated financial statements in this regard.